UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2018

Wells Fargo Multi-Sector Income Fund (ERC)

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The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Multi-Sector Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Multi-Sector Income Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Multi-Sector Income Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March, and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April, and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

4	Wells Fargo Multi-Sector Income Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund’s managed distribution plan provides for the declaration of monthly distributions to common shareholders of the Fund at an annual minimum fixed rate of 9% based on the Fund’s average monthly NAV per share over the prior 12 months. Under the managed distribution plan, monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute paid-in capital and/or capital gains, if any, in order to maintain its managed distribution level. You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the managed distribution plan. Shareholders may elect to reinvest distributions received pursuant to the managed distribution plan in the Fund under the existing dividend reinvestment plan, which is described later in this report.

On November 10, 2017, the Fund announced an extension of its open-market share repurchase program (the “Buyback Program”). Under the extended Buyback Program, the Fund may repurchase up to 10% of its outstanding shares in open market transactions during the period beginning on January 1, 2018 and ending on December 31, 2018. The Fund’s Board of Trustees has delegated to Wells Fargo Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

Strategy summary

The Fund allocates its assets between three separate investment strategies, or sleeves. Under normal market conditions, the Fund will allocate approximately 30%-70% of its total assets to a sleeve consisting of non-investment-grade (high yield) corporate debt, including floating-rate high yield bank loan securities; approximately 10%-40% to a sleeve of foreign debt securities, including emerging market debt; and approximately 10%-30% to a sleeve of adjustable-rate and fixed-rate mortgage backed securities, and investment grade corporate bonds.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Wells Fargo Asset Management (International), LLC

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Michael Lee

Niklas Nordenfelt, CFA®

Tony Norris

Alex Perrin

Phillip Susser

Christopher Wightman

Peter Wilson

Noah Wise, CFA®

Average annual total returns (%) as of April 30, 20181

	6 months	1 year	5 year	10 year
Based on market value	4.34	4.95	3.89	8.02
Based on net asset value (NAV) per share	2.71	6.62	4.61	7.39
Multi-Sector Income Blended Index[2]	0.77	4.02	2.89	5.46
ICE BofAML U.S. Cash Pay High Yield Index[3]	(0.27)	3.18	4.73	7.68
J.P. Morgan GBI-EM Global Diversified Composite Index[4]	5.15	8.38	(1.92)	3.33
Bloomberg Barclays Credit Bond Index[5]	(2.34)	0.65	2.27	4.99
Bloomberg Barclays U.S. Securitized Index[6]	(1.52)	(0.37)	1.59	3.43
J.P. Morgan Global Government Index (ex U.S.)[7]	4.19	8.03	0.76	2.19

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s annualized expense ratio for the six months ended April 30, 2018, was 2.00% which includes 0.89% of interest expense.

Comparison of NAV vs. market value[8]

The Fund is leveraged through a revolving credit facility. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks, including interest-rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to mortgage- and asset-backed securities risk. This closed-end fund is no longer available as an initial public offering and is only offered through broker/dealers on the secondary market.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Multi-Sector Income Fund	7

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	Source: Wells Fargo Funds Management, LLC. The Multi-Sector Income Blended Index is composed of 60% ICE BofAML U.S. Cash Pay High Yield Index, 18% J.P. Morgan GBI-EM Global Diversified Composite Index, 7.5% Bloomberg Barclays Credit Bond Index, 7.5% Bloomberg Barclays U.S. Securitized Index, and 7% J.P. Morgan Global Government Bond Index (ex U.S.).

[3]	The ICE BofAML U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[4]	The J.P. Morgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Credit Bond Index is an unmanaged index of fixed income securities composed of securities from the Bloomberg Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset- Backed Securities Index. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-rate mortgage-backed securities. You cannot invest directly in an index.

[7]	The J.P. Morgan Global Government Bond Index (ex U.S.) measures the total return from investing in 12 developed government bond markets: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the U.K. You cannot invest directly in an index.

[8]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

[9]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[10]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[12]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

The Fund’s return based on market value was 4.34% for the six-month period that ended April 30, 2018. During the same period, the Fund’s return based on its net asset value (NAV) was 2.71%. Based on its NAV return, the Fund outperformed the Multi-Sector Income Blended Index, which added 0.77% over the same period.

Overview

During the period, among corporate and mortgage bonds and as measured by the Bloomberg Barclays U.S. Aggregate Bond Index9, U.S. investment-grade corporate bonds underperformed U.S. Treasuries with strong performance through January that was more than erased when spreads widened in February and March. Commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS) generated relatively higher returns. Floating-rate and interest-only securities were the best performers, while fixed-rate agency collateralized mortgage obligations (CMOs) and agency multifamily mortgage securities were the worst.

Among high-yield bonds, lower-quality CCC-rated bonds outperformed higher-quality, more interest-rate-sensitive bonds. This is not particularly unusual in the latter stages of an economic cycle when interest rates begin to rise.

Among bonds issued in international and emerging markets, returns were strong but front-loaded, with gains in November, January, and March offset by losses in February and April. Emerging market bonds have held up relatively well in the face of rising U.S. bond yields, but the tone on currency markets turned less positive late in the first quarter of 2018.

Ten largest holdings (%) as of April 30, 2018[10]
Malaysia, 4.23%, 6-30-2031	2.77
Mexico, 8.00%, 11-07-2047	2.63
Indonesia, 7.88%, 4-15-2019	2.15
LPL Holdings Incorporated, 5.75%, 9-15-2025	2.12
Colombia, 7.50%, 8-26-2026	1.91
Indonesia, 8.38%, 9-15-2026	1.87
NGPL PipeCo LLC, 7.77%, 12-15-2037	1.69
Colombia, 7.00%, 5-04-2022	1.53
Colombia, 7.00%, 9-11-2019	1.48
New Zealand, 4.50%, 4-15-2027	1.43

Credit quality as of April 30, 2018[11]

Contributors to performance

Securitized holdings generally added value during the period with CMBS and RMBS being the largest contributors within the mortgage and corporate sleeve of the Fund. Holdings in non-corporate credit sectors like agencies and supranationals also helped performance. Security selection within property and casualty companies in the financials sector contributed, as did selection in metals and mining companies in the industrials sector.

Many emerging bond and currency markets turned in strong performances. Exposure to South Africa, Colombia, and Mexico contributed. Indonesian and Brazilian bonds and exposure to the Malaysian ringgit also added value.

Overall, industry credit selection contributed to portfolio performance with the high-yield sleeve, with solid security selection in oil-field services, finance companies, cable and satellite, and pharmaceutical companies. Credit selection in high-quality BB-rated and lower-quality CCC-rated companies also helped. The shorter average life of the portfolio also had a positive effect.

Detractors from performance

Within the mortgage and corporate sleeve of the Fund, holdings in agency multifamily and fixed-rate agency CMOs were modest detractors as were certain agency MBS pools.

The main detractors from Fund performance in the high-yield sleeve were credit selection in the energy exploration and production, brokers/asset manager, and media entertainment sectors.

Within the international and emerging market bonds, positioning in the Brazilian real and Indonesian ringgit weighed on overall portfolio performance. Exposure to the Indian rupee was also a detractor.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Multi-Sector Income Fund	9

Outlook

While we expect fundamentals to remain favorable for corporate credit over the remainder of the year, we see limited upside from current levels as valuations already reflect a benign macro environment. From an economic perspective, the economy has experienced accelerating growth led by a strong labor market, solid consumer confidence, relatively healthy household balance sheets, simulative tax reform, and synchronized global growth. All of these conditions provide a solid backdrop for low high-yield spreads. Our strategy is to maintain current exposure to credit and wait for weakness to add to those holdings. We plan to reduce credit exposure if spreads tighten noticeably from present levels and in the meantime will seek opportunities to capture relative value from industry, yield curve, and individual issue decisions. Within securitized sectors, we remain focused on shorter-duration cash flows in the senior part of the capital structure.

We are always on the lookout for potential threats to growth. Typically prolonged easy credit conditions lead to an increase in aggressively financed deals within the high-yield sector in which weaker companies are able to raise money and pollute the high-yield market with riskier bonds as a whole. From a ratings perspective in the high-yield bond market, quality is strong as the percentage of the high-yield index composed of BB-rated credits is near an all-time high and the percentage of CCC-rated bonds is at low levels not seen since the late 1990s. Interest coverage levels, which measure a company’s ability to meet interest expenses, are higher than average.

Markets have turned more volatile of late, and the overhang of trade and geopolitical worries suggests this will remain the case. International and emerging markets are offering value on a relative basis versus developed markets, but increased selectivity will be important in the quarters to come. Within these markets, we continue to tilt away from low-yielding markets and toward higher-yielding and emerging market issues.

Burgeoning market risk includes gradually increasing inflation and potential trade wars. Our concerns about inflation are mitigated by the fact that inflation often takes a fair amount of time to build up and it will take time to have a detrimental impact. Our concern about trade wars is mitigated by the large entrenched interests that would be hurt by a trade war and a broader understanding in the investment, business, and government communities that all parties lose in a trade war.

Effective maturity distribution as of April 30, 2018[12]

Country allocation as of April 30, 2018[12]

Please see footnotes on page 7.

10	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.70%
FHLMC (5 Year Treasury Constant Maturity +2.06%) ±	3.54%	9-1-2032	$932,043	$962,620
FHLMC	8.50	7-1-2028	35,211	39,640
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	3.62	2-1-2037	218,298	228,848
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	2.70	12-15-2021	8,037	8,086
FHLMC Series 2011-K16 Class B 144A±±	4.60	11-25-2046	1,000,000	1,040,587
FHLMC Series 2012-K17 Class B 144A±±	4.49	12-25-2044	675,000	691,663
FHLMC Series 2012-K18 Class B 144A±±	4.26	1-25-2045	810,000	827,695
FHLMC Series 2012-K706 Class B 144A±±	4.03	11-25-2044	500,000	500,911
FHLMC Series 2012-K706 Class C 144A±±	4.03	11-25-2044	805,000	805,530
FHLMC Series 2012-K707 Class B 144A±±	4.02	1-25-2047	930,000	932,329
FHLMC Series 2012-K711 Class B 144A±±	3.68	8-25-2045	264,000	265,369
FHLMC Series 2013-K30 Class B 144A±±	3.67	6-25-2045	700,000	694,502
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.35	12-15-2031	18,141	18,262
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.30	2-15-2033	54,639	54,674
FHLMC Series K007 Class X1 ±±(c)	1.21	4-25-2020	769,319	12,647
FHLMC Series K016 Class X1 ±±(c)	1.52	10-25-2021	362,111	15,543
FHLMC Series K020 Class X1 ±±(c)	1.56	5-25-2022	6,397,799	299,553
FNMA (6 Month LIBOR +1.64%) ±	3.27	9-1-2037	57,050	58,902
FNMA	6.00	4-1-2033	60,154	61,729
FNMA	7.50	2-1-2030	23,215	23,354
FNMA	7.50	9-1-2030	30,040	30,325
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	2.40	8-25-2021	3,816	3,818
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	529,569	12,693
FNMA Series 2001-25 Class Z	6.00	6-25-2031	94,783	101,633
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.50	7-25-2031	4,463	4,532
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.40	6-25-2031	4,493	4,518
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.29	12-18-2032	33,314	33,336
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.45	1-25-2033	7,675	7,775
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.35	6-25-2021	5,066	5,087
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	2.95	3-25-2022	21,356	21,615
GNMA	6.50	6-15-2028	24,593	27,508

Total Agency Securities (Cost $7,555,827)				7,795,284

Asset-Backed Securities: 0.87%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	153,675	153,315
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%)	2.56	10-25-2032	170,639	171,192
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.21	2-25-2034	87,960	90,400
CVS Pass-Through Trust Series T	6.04	12-10-2028	481,701	514,912
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±±	4.62	7-25-2034	119,269	119,082
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	995,000	995,298
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.40%) 144A	2.67	12-25-2031	12,123	11,951
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	166,307
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%)	2.82	5-20-2030	541,649	546,733
Navient SLM Student Loan Series 2005-B Class A3 (3 Month LIBOR +0.27%)	2.39	12-15-2023	38,083	38,089
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.94	12-25-2030	123,095	125,795
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	386,856	391,945
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%)	2.42	2-25-2028	118,505	117,444

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%)	2.17%	10-25-2027	$46,531	$45,953
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A	3.12	10-25-2027	475,738	482,319

Total Asset-Backed Securities (Cost $3,994,747)				3,970,735

			Shares
Common Stocks: 0.00%

Materials: 0.00%

Chemicals: 0.00%
LyondellBasell Industries NV Class A			9	952

Total Common Stocks (Cost $779)				952

			Principal
Corporate Bonds and Notes: 72.79%

Consumer Discretionary: 14.11%

Auto Components: 1.29%
Allison Transmission Incorporated 144A	4.75	10-1-2027	$650,000	611,813
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,209,950
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,906,650
Cooper Tire & Rubber Company	8.00	12-15-2019	600,000	642,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	519,480

				5,889,893

Distributors: 0.26%
LKQ Corporation	4.75	5-15-2023	1,075,000	1,065,916
Spectrum Brands Incorporated	6.63	11-15-2022	125,000	129,375

				1,195,291

Diversified Consumer Services: 1.22%
Service Corporation International	4.63	12-15-2027	650,000	635,570
Service Corporation International	5.38	5-15-2024	100,000	102,345
Service Corporation International	7.50	4-1-2027	3,400,000	3,876,000
Service Corporation International	8.00	11-15-2021	850,000	956,250

				5,570,165

Hotels, Restaurants & Leisure: 1.33%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,531,000	3,592,793
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	425,000	425,000
Pinnacle Entertainment Incorporated	5.63	5-1-2024	325,000	339,625
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,725,000	1,742,250

				6,099,668

Internet & Direct Marketing Retail: 0.17%
Expedia Incorporated	5.95	8-15-2020	750,000	791,100

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media: 7.68%
Altice US Finance I Corporation 144A	5.38%	7-15-2023	$1,395,000	$1,396,744
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,235,953
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	96,500
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	138,507
CCO Holdings LLC	5.13	2-15-2023	100,000	100,470
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	421,637
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,271,500
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,079,969
CCO Holdings LLC	5.75	9-1-2023	50,000	50,625
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	209,346
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,349,688
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,268,763
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,136,575
Cinemark USA Incorporated	4.88	6-1-2023	375,000	370,781
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	397,375
CSC Holdings LLC	8.63	2-15-2019	383,000	398,577
EMI Music Publishing Group 144A	7.63	6-15-2024	1,425,000	1,541,850
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	429,188
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	3,729,688
Interpublic Group of Companies	4.00	3-15-2022	750,000	754,212
Lamar Media Corporation	5.38	1-15-2024	375,000	383,438
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,370,250
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	250,000	249,375
National CineMedia LLC	6.00	4-15-2022	1,950,000	1,979,250
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	837,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	977,313
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	75,570
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,200
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	794,375
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,200,000	2,084,500
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,287,800
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	761,970

				35,199,239

Multiline Retail: 0.13%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	597,220

Specialty Retail: 1.77%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	616,302
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,166,188
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	935,550
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	535,950
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,133,875
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,185,319
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	818,224
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	744,000

				8,135,408

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.26%
The William Carter Company	5.25%	8-15-2021	$600,000	$609,750
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	600,000	573,563

				1,183,313

Consumer Staples: 1.39%

Beverages: 0.28%
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	600,000	609,890
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	669,938

				1,279,828

Food Products: 0.90%
B&G Foods Incorporated	4.63	6-1-2021	300,000	296,532
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	960,750
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	183,375
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	746,061
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	175,000	173,469
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,275,638
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	143,250
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	77,250
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000	281,400

				4,137,725

Household Products: 0.06%
Central Garden & Pet Company	5.13	2-1-2028	225,000	213,188
Spectrum Brands Incorporated	5.75	7-15-2025	50,000	49,953

				263,141

Tobacco: 0.15%
Reynolds American Incorporated	6.88	5-1-2020	650,000	694,531

Energy: 18.73%

Energy Equipment & Services: 5.72%
Bristow Group Incorporated	6.25	10-15-2022	3,430,000	2,829,750
Bristow Group Incorporated 144A	8.75	3-1-2023	775,000	800,188
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000	954,000
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,303,000
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,410,125
Hilcorp Energy Company 144A	5.75	10-1-2025	1,525,000	1,509,750
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,750,000	3,752,510
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	84,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,199,700
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	348,250
NGPL PipeCo LLC 144A	4.88	8-15-2027	550,000	534,703
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,435,000	7,754,138
Oceaneering International Incorporated	6.00	2-1-2028	800,000	796,000
PHI Incorporated	5.25	3-15-2019	1,125,000	1,071,439
USA Compression Partners LP 144A	6.88	4-1-2026	850,000	867,000

				26,214,553

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 13.01%
Carrizo Oil & Gas Incorporated	8.25%	7-15-2025	$800,000	$858,008
Cheniere Energy Incorporated 144A	5.25	10-1-2025	3,725,000	3,641,188
Continental Resources Incorporated	3.80	6-1-2024	700,000	682,500
Continental Resources Incorporated 144A	4.38	1-15-2028	250,000	245,625
Continental Resources Incorporated	5.00	9-15-2022	675,000	685,125
DCP Midstream Operating LLC	2.70	4-1-2019	725,000	717,757
Denbury Resources Incorporated	6.38	8-15-2021	3,209,000	2,904,145
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	703,040
El Paso LLC	6.50	4-1-2020	750,000	792,113
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,322,447
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,692,642
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	259,746
Energy Transfer Partners LP	5.20	2-1-2022	750,000	779,187
EnLink Midstream LLC	4.40	4-1-2024	3,200,000	3,171,545
Exterran Partners LP	6.00	4-1-2021	2,550,000	2,543,625
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	751,517
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	304,721
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	883,267
Matador Resources Company	6.88	4-15-2023	300,000	313,500
Murphy Oil Corporation	4.45	12-1-2022	1,250,000	1,220,313
Murphy Oil Corporation	5.75	8-15-2025	185,000	184,538
Murphy Oil Corporation	6.88	8-15-2024	850,000	899,938
Nabors Industries Limited	4.63	9-15-2021	750,000	733,125
Phillips 66	4.30	4-1-2022	625,000	646,751
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	760,733
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,500,000	3,623,585
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,074,000	3,542,785
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	289,800
Rockpoint Gas Storage 144A	7.00	3-31-2023	1,375,000	1,373,281
Rose Rock Midstream LP	5.63	7-15-2022	1,300,000	1,257,750
Rose Rock Midstream LP	5.63	11-15-2023	825,000	777,563
Sabine Pass Liquefaction LLC	5.63	2-1-2021	600,000	629,694
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,500,000	1,598,119
Sabine Pass Liquefaction LLC	5.63	3-1-2025	410,000	436,454
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,000,000	1,073,178
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,575,000	1,699,623
SemGroup Corporation	6.38	3-15-2025	3,425,000	3,262,313
SemGroup Corporation	7.25	3-15-2026	1,000,000	992,500
Southern Star Central Corporation 144A	5.13	7-15-2022	925,000	941,188
Southwestern Energy Company	7.50	4-1-2026	400,000	411,000
Southwestern Energy Company	7.75	10-1-2027	400,000	412,000
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	214,646
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,200,000	5,278,000
Tesoro Logistics LP	6.38	5-1-2024	450,000	479,250
Ultra Resources Incorporated 144A	6.88	4-15-2022	650,000	477,750
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,125,000	1,417,109
Western Gas Partners LP	5.38	6-1-2021	15,000	15,518
Williams Partners LP	3.35	8-15-2022	750,000	730,182

				59,630,384

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financials: 8.74%

Banks: 1.31%
Bank of America Corporation	5.70%	1-24-2022	$250,000	$270,424
Citigroup Incorporated	4.13	3-9-2021	60,000	60,063
Citigroup Incorporated	4.50	1-14-2022	250,000	258,950
Citigroup Incorporated	5.25	3-7-2025	10,000	10,213
Citigroup Incorporated	6.13	3-9-2028	75,000	77,531
City National Bank	5.38	7-15-2022	500,000	528,470
International Bank for Reconstruction & Development	7.50	6-9-2021	5,000,000	1,452,672
International Finance Corporation	7.50	5-9-2022	9,000,000	2,597,982
JPMorgan Chase & Company	3.38	5-1-2023	750,000	734,697

				5,991,002

Capital Markets: 0.39%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	4.52	6-25-2033	189,054	189,247
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	799,766
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	806,936

				1,795,949

Consumer Finance: 1.77%
Ally Financial Incorporated	8.00	12-31-2018	780,000	803,400
Ally Financial Incorporated	8.00	3-15-2020	880,000	948,200
Discover Financial Services	5.20	4-27-2022	750,000	781,810
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	583,625
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	650,629
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	737,491
Navient Corporation	8.00	3-25-2020	930,000	990,450
OneMain Financial Group LLC 144A	7.25	12-15-2021	1,712,000	1,771,920
Springleaf Finance Corporation	6.00	6-1-2020	825,000	856,969

				8,124,494

Diversified Financial Services: 2.65%
General Electric Capital Corporation	4.65	10-17-2021	187,000	194,929
Infinity Acquisition LLC 144A	7.25	8-1-2022	960,000	950,400
ING US Incorporated	5.50	7-15-2022	750,000	803,658
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	9,724,250
Vantiv LLC 144A	4.38	11-15-2025	500,000	477,500

				12,150,737

Insurance: 2.62%
American International Group Incorporated	4.88	6-1-2022	750,000	784,345
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	691,810
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	688,631
HUB Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,075,000	1,078,225
HUB International Limited	7.00	5-1-2026	500,000	501,250
HUB International Limited 144A	7.88	10-1-2021	3,950,000	4,115,900
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	784,099
ProAssurance Corporation	5.30	11-15-2023	750,000	794,345
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	711,563

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
USIS Merger Subordinate Incorporated 144A	6.88%	5-1-2025	$1,175,000	$1,183,813
W.R. Berkley Corporation	4.63	3-15-2022	650,000	671,430

				12,005,411

Health Care: 6.92%

Biotechnology: 0.16%
Amgen Incorporated	3.63	5-15-2022	750,000	754,253

Health Care Equipment & Supplies: 1.37%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	397,212
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	206,500
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,852,813
Hologic Incorporated 144A	4.63	2-1-2028	225,000	214,875
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,476,870
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	472,500
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	1,600,000	1,644,000

				6,264,770

Health Care Providers & Services: 4.51%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	196,650
CHS Incorporated	5.13	8-1-2021	1,850,000	1,702,000
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	790,830
Express Scripts Holding Company	3.90	2-15-2022	665,000	667,480
HCA Incorporated	5.25	6-15-2026	325,000	326,625
HCA Incorporated	6.50	2-15-2020	1,400,000	1,463,000
HealthSouth Corporation	5.75	9-15-2025	575,000	587,938
Mednax Incorporated 144A	5.25	12-1-2023	475,000	471,438
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000	2,912,241
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,042,250
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,531,688
MPT Operating Partnership LP	6.38	3-1-2024	110,000	115,500
NVA Holdings Company 144A	6.88	4-1-2026	200,000	201,500
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	482,125
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,095,750
Tenet Healthcare Corporation 144A	4.63	7-15-2024	436,000	421,786
Tenet Healthcare Corporation	6.00	10-1-2020	700,000	724,969
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	3,931,625

				20,665,395

Health Care Technology: 0.49%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,950,000	1,906,125
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	100,000	101,250
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	221,906

				2,229,281

Life Sciences Tools & Services: 0.23%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	275,000	279,730
Life Technologies Corporation	6.00	3-1-2020	750,000	785,938

				1,065,668

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.16%
Watson Pharmaceuticals Incorporated	3.25%	10-1-2022	$750,000	$726,351

Industrials: 3.99%

Aerospace & Defense: 0.47%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	997,012
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,200,000	1,158,000

				2,155,012

Airlines: 0.60%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,199,836
BBA US Holdings Incorporated	5.38	5-1-2026	1,140,000	1,146,361
Delta Air Lines Incorporated	4.75	11-7-2021	407,587	415,290

				2,761,487

Commercial Services & Supplies: 2.64%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,763,125
Aramark Services Incorporated 144A	5.00	2-1-2028	225,000	218,905
Aramark Services Incorporated	5.13	1-15-2024	545,000	554,538
Covanta Holding Corporation	5.88	3-1-2024	1,485,000	1,462,725
Covanta Holding Corporation	5.88	7-1-2025	900,000	875,250
Covanta Holding Corporation	6.38	10-1-2022	1,750,000	1,787,188
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000	4,801,500
Waste Pro USA Incorporated 144A	5.50	2-15-2026	375,000	371,138
Wrangler Buyer Corporation 144A	6.00	10-1-2025	250,000	246,250

				12,080,619

Professional Services: 0.12%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	563,787

Road & Rail: 0.14%
TTX Company 144A	2.60	6-15-2020	650,000	641,620

Trading Companies & Distributors: 0.02%
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	76,006

Information Technology: 6.11%

Communications Equipment: 0.35%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	849,750
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	745,720

				1,595,470

Electronic Equipment, Instruments & Components: 0.30%
Keysight Technologies	4.60	4-6-2027	600,000	605,107
L-3 Communications Corporation	4.95	2-15-2021	750,000	777,686

				1,382,793

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.82%
Infor Incorporated	6.50%	5-15-2022	$550,000	$558,250
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	554,125
Zayo Group LLC 144A	5.75	1-15-2027	1,150,000	1,141,375
Zayo Group LLC	6.00	4-1-2023	75,000	77,153
Zayo Group LLC	6.38	5-15-2025	1,400,000	1,449,280

				3,780,183

IT Services: 1.89%
Cardtronics Incorporated	5.13	8-1-2022	460,000	446,200
Cardtronics Incorporated 144A	5.50	5-1-2025	1,390,000	1,285,750
First Data Corporation 144A	5.00	1-15-2024	2,725,000	2,745,438
First Data Corporation 144A	5.38	8-15-2023	332,000	338,574
First Data Corporation 144A	5.75	1-15-2024	370,000	375,132
First Data Corporation 144A	7.00	12-1-2023	975,000	1,020,221
Gartner Incorporated 144A	5.13	4-1-2025	2,425,000	2,430,335

				8,641,650

Semiconductors & Semiconductor Equipment: 0.22%
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	728,350
Micron Technology Incorporated	5.50	2-1-2025	256,000	266,240

				994,590

Software: 0.09%
CDK Global Incorporated	5.00	10-15-2024	225,000	228,375
Symantec Corporation 144A	5.00	4-15-2025	200,000	200,814

				429,189

Technology Hardware, Storage & Peripherals: 2.44%
Dell International LLC 144A	5.88	6-15-2021	1,000,000	1,028,693
Dell International LLC 144A	7.13	6-15-2024	4,525,000	4,819,125
Hewlett-Packard Company	4.05	9-15-2022	750,000	763,108
NCR Corporation	5.88	12-15-2021	5,000	5,095
NCR Corporation	6.38	12-15-2023	4,400,000	4,554,000

				11,170,021

Materials: 1.83%

Chemicals: 0.25%
Dow Chemical Company	4.13	11-15-2021	750,000	766,350
Valvoline Incorporated	5.50	7-15-2024	375,000	384,375

				1,150,725

Containers & Packaging: 1.58%
Ball Corporation	4.88	3-15-2026	575,000	573,563
Ball Corporation	5.00	3-15-2022	25,000	25,906
Ball Corporation	5.25	7-1-2025	190,000	195,700
Berry Plastics Corporation	5.13	7-15-2023	350,000	352,188
Berry Plastics Corporation	6.00	10-15-2022	215,000	223,869
Crown Americas LLC 144A	4.75	2-1-2026	850,000	820,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Crown Cork & Seal Company Incorporated	7.38%	12-15-2026	$35,000	$38,938
Flex Acquisition Company Incorporated	6.88	1-15-2025	800,000	804,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	332,313
Owens-Illinois Incorporated 144A	6.38	8-15-2025	3,100,000	3,247,250
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	200,876
Sealed Air Corporation 144A	5.25	4-1-2023	325,000	333,125
Silgan Holdings Incorporated	5.50	2-1-2022	75,000	76,125

				7,224,103

Metals & Mining: 0.00%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,170,000	0

Real Estate: 3.91%

Equity REITs: 3.91%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	671,765
American Tower Corporation	5.90	11-1-2021	650,000	700,281
CoreCivic Incorporated	5.00	10-15-2022	575,000	580,750
DDR Corporation	4.70	6-1-2027	600,000	600,059
Equinix Incorporated	5.75	1-1-2025	1,275,000	1,322,813
Equinix Incorporated	5.88	1-15-2026	425,000	439,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,700,000	1,661,750
Essex Portfolio LP	3.63	8-15-2022	750,000	748,492
Iron Mountain Incorporated 144A	5.25	3-15-2028	675,000	635,344
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	144,750
Iron Mountain Incorporated	6.00	8-15-2023	2,500,000	2,575,000
MGM Growth Properties LLC	4.50	1-15-2028	400,000	368,000
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	568,807
Sabra Health Care REIT Incorporated	5.38	6-1-2023	900,000	906,750
Sabra Health Care REIT Incorporated	5.50	2-1-2021	1,225,000	1,252,563
The Geo Group Incorporated	5.13	4-1-2023	800,000	790,000
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,606,081
The Geo Group Incorporated	5.88	10-15-2024	840,000	835,800
The Geo Group Incorporated	6.00	4-15-2026	184,000	181,295
Ventas Realty LP	4.25	3-1-2022	650,000	662,931
Welltower Incorporated	5.25	1-15-2022	650,000	680,774

				17,933,880

Telecommunication Services: 2.59%

Diversified Telecommunication Services: 1.23%
AT&T Incorporated	3.80	3-15-2022	750,000	757,045
GCI Incorporated	6.75	6-1-2021	1,000,000	1,010,000
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	965,250
Level 3 Financing Incorporated	5.25	3-15-2026	650,000	628,680
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	301,500
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	693,000
Level 3 Financing Incorporated	5.38	5-1-2025	625,000	615,438
Level 3 Financing Incorporated	5.63	2-1-2023	500,000	506,250
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	177,188

				5,654,351

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 1.36%
SBA Communications Corporation 144A	4.00%	10-1-2022	$225,000	$214,313
SBA Communications Corporation	4.88	7-15-2022	640,000	641,600
Sprint Capital Corporation	6.88	11-15-2028	1,025,000	1,045,500
Sprint Capital Corporation	7.63	2-15-2025	1,050,000	1,105,125
Sprint Communications Incorporated	7.00	8-15-2020	225,000	237,938
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	649,594
T-Mobile USA Incorporated	4.50	2-1-2026	125,000	120,313
T-Mobile USA Incorporated	4.75	2-1-2028	125,000	120,288
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	428,188
T-Mobile USA Incorporated	5.38	4-15-2027	225,000	227,531
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	310,875
T-Mobile USA Incorporated	6.38	3-1-2025	975,000	1,023,750
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	83,800

				6,208,815

Utilities: 4.47%

Electric Utilities: 0.21%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	773,356
NextEra Energy Incorporated 144A	4.25	9-15-2024	175,000	168,875

				942,231

Gas Utilities: 0.21%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	962,500

Independent Power & Renewable Electricity Producers: 3.77%
NSG Holdings LLC 144A	7.75	12-15-2025	4,817,618	5,275,292
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000	5,329,500
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000	2,888,875
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000	631,969
TerraForm Global Operating LLC 144A	6.13	3-1-2026	1,175,000	1,189,688
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,974,875

				17,290,199

Multi-Utilities: 0.28%
Ameren Illinois Company	9.75	11-15-2018	500,000	518,442
CMS Energy Corporation	5.05	3-15-2022	750,000	788,368

				1,306,810

Total Corporate Bonds and Notes (Cost $331,169,465)				333,600,811

Foreign Corporate Bonds and Notes @: 4.55%

Consumer Staples: 0.19%

Food Products: 0.19%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	872,074

Energy: 0.30%

Oil, Gas & Consumable Fuels: 0.30%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,356,873

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Financials: 3.75%

Banks: 3.69%
European Investment Bank (BRL)	7.25%	6-28-2021	9,000,000	$2,602,632
European Investment Bank (ZAR)	8.00	5-5-2027	21,000,000	1,656,245
European Investment Bank (ZAR)	8.38	7-29-2022	40,000,000	3,274,448
European Investment Bank (ZAR)	8.75	8-18-2025	20,000,000	1,655,499
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,447,418
International Bank for Reconstruction & Development (ZAR)	7.00	6-7-2023	15,000,000	1,163,177
KfW (AUD)	5.00	3-19-2024	1,300,000	1,088,807
Landwirtschaftliche Rentenbank (ZAR)	6.00	3-18-2019	35,000,000	2,774,673
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,226,594

				16,889,493

Diversified Financial Services: 0.06%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	285,074

Telecommunication Services: 0.31%

Wireless Telecommunication Services: 0.31%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,435,508

Total Foreign Corporate Bonds and Notes (Cost $22,396,348)				20,839,022

Foreign Government Bonds @: 22.47%
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,800,818
Colombia (COP)	7.00	5-4-2022	18,650,000,000	7,004,014
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,731,394
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,960,496
India (INR)	7.80	4-11-2021	435,000,000	6,552,375
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,850,697
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	8,550,943
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,081,802
Malaysia (MYR)	4.23	6-30-2031	51,300,000	12,679,684
Mexico (MXN)	5.75	3-5-2026	72,000,000	3,465,284
Mexico (MXN)	8.00	11-7-2047	217,500,000	12,065,042
Mexico (MXN)	10.00	12-5-2024	14,100,000	857,767
Mexico (MXN)	10.00	12-5-2024	62,120,000	3,779,040
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,554,360
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,592,679
Republic of Peru (PEN)	6.35	8-12-2028	16,400,000	5,471,364

Total Foreign Government Bonds (Cost $112,137,216)				102,997,759

Loans: 19.71%

Consumer Discretionary: 5.32%

Auto Components: 0.71%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.65	9-23-2022	$1,876,177	1,889,723
Belron Finance US LLC (3 Month LIBOR +2.50%) ±	4.29	11-7-2024	299,250	300,498
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.65	4-15-2021	1,036,583	1,046,026

				3,236,247

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Distributors: 0.54%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.08%	11-14-2022	$2,453,599	$2,469,965

Food & Staples Retailing: 0.09%
TKC Holdings Incorporated (1 Month LIBOR +4.25%) ±	6.16	2-1-2023	396,000	399,069

Hotels, Restaurants & Leisure: 2.72%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.65	8-8-2021	656,828	660,605
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	3.90	11-30-2023	899,277	904,897
Greektown Holdings LLC (1 Month LIBOR +3.00%) ±	4.90	3-21-2024	4,974,937	4,981,156
La Quinta Intermediate Holdings LLC (3 Month LIBOR +3.00%) ±	5.35	4-14-2021	733,040	733,502
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ‡ ±	10.15	12-7-2022	5,375,000	5,213,750

				12,493,910

Household Products: 0.18%
Anchor Glass Container Corporation (1 Month LIBOR +7.75%) ±	9.64	12-7-2024	650,000	609,375
Lifetime Brands Incorporated (1 Month LIBOR +3.50%) ‡ ±	5.39	2-28-2025	200,000	200,500

				809,875

Internet & Direct Marketing Retail: 0.07%
Shutterfly Incorporated (1 Month LIBOR +2.75%) ±	4.66	8-17-2024	325,000	327,844

Media: 1.01%
A-L Parent LLC (1 Month LIBOR +3.25%) ‡ ±	5.16	12-1-2023	3,456,250	3,490,813
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.15	7-28-2025	712,403	711,292
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.40	1-25-2026	150,000	150,000
Mission Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	4.39	1-17-2024	31,646	31,772
Nexstar Broadcasting Group Incorporated (1 Month LIBOR +2.50%) ±	4.39	1-17-2024	246,431	247,417

				4,631,294

Consumer Staples: 0.17%

Food Products: 0.17%
B&G Foods Incorporated (1 Month LIBOR +2.00%) ±	3.90	11-2-2022	492,417	494,800
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±	4.65	3-31-2025	125,000	125,625
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	3.90	1-26-2024	161,893	162,753

				783,178

Energy: 0.97%

Energy Equipment & Services: 0.39%
ExGen Renewables IV LLC (3 Month LIBOR +3.00%) ‡ ±	4.99	11-28-2024	648,375	652,836
Hummel Station (1 Month LIBOR +6.00%) ‡ ±	7.90	10-27-2022	1,199,434	1,148,458

				1,801,294

Oil, Gas & Consumable Fuels: 0.58%
Chesapeake Energy Corporation (3 Month LIBOR +7.50%) ±	9.44	8-23-2021	450,000	475,875
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ‡ ±	4.90	2-17-2025	225,000	224,719
Traverse Midstream Partners LLC (3 Month LIBOR +4.00%) ±	5.85	9-27-2024	575,000	577,875
Ultra Resources Incorporated (1 Month LIBOR +3.00%) ±	4.90	4-12-2024	1,475,000	1,379,125

				2,657,594

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Financials: 2.70%

Capital Markets: 0.44%
EIG Management Company LLC (3 Month LIBOR +3.75%) ±	5.65%	1-31-2025	$125,000	$125,729
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.15	7-17-2025	778,148	775,425
Russell Investments US Institutional Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.55	6-1-2023	419,661	421,759
Victory Capital Holdings Incorporated (3 Month LIBOR +2.75%) ‡< ±	5.05	2-7-2025	696,111	701,332

				2,024,245

Consumer Finance: 0.03%
KAR Auction Services Incorporated (3 Month LIBOR +2.50%) ±	4.81	3-9-2023	154,312	154,890

Diversified Financial Services: 1.15%
Ipreo Holdings LLC (3 Month LIBOR +3.00%) ±	5.30	8-6-2021	139,955	140,086
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	4.56	9-23-2024	1,071,715	1,078,413
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	3.90	10-4-2023	467,899	470,018
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ‡ ±	5.55	4-30-2022	2,446,373	2,458,605
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ‡ ±	9.86	4-30-2023	1,090,000	1,103,625

				5,250,747

Insurance: 1.08%
Alliant Holdings I LLC (1 Month LIBOR +3.25%) ±	5.15	8-12-2022	1,382,265	1,389,674
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	4.65	1-25-2024	892,919	898,169
HUB International Limited (2 Month LIBOR +3.00%) <±	4.84	4-25-2025	1,250,000	1,257,288
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.65	3-3-2023	1,085,759	1,089,287
USI Incorporated (3 Month LIBOR +3.00%) < ±	5.30	5-16-2024	298,875	299,870

				4,934,288

Health Care: 2.11%

Health Care Equipment & Supplies: 0.41%
DJO Finance LLC (1 Month LIBOR +3.25%) ±	5.36	6-8-2020	554,325	556,576
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	5.55	2-2-2024	1,326,217	1,334,174

				1,890,750

Health Care Providers & Services: 1.01%
CHS Incorporated (3 Month LIBOR +3.25%) ±	5.23	1-27-2021	571,102	553,495
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	5.05	6-7-2023	462,824	465,074
Press Ganey Holdings Incorporated (1 Month LIBOR +2.75%) < ±	4.65	10-21-2023	2,188,515	2,202,193
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ‡ ±	8.40	10-21-2024	516,856	522,025
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.16	9-2-2024	248,438	248,826
TeamHealth Incorporated (1 Month LIBOR +2.75%) ‡ ±	4.65	2-6-2024	444,008	429,577
Vizient Incorporated (1 Month LIBOR +2.75%) ±	4.65	2-13-2023	192,929	193,953

				4,615,143

Health Care Technology: 0.14%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.65	3-1-2024	662,346	664,830

Life Sciences Tools & Services: 0.10%
INC Research LLC (1 Month LIBOR +2.25%) ±	4.15	8-1-2024	452,734	454,188

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.45%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.19%	4-29-2024	$294,462	$292,622
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.50%) ±	5.39	4-1-2022	1,741,953	1,760,470

				2,053,092

Industrials: 3.12%

Aerospace & Defense: 0.54%
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	4.71	8-22-2024	2,455,053	2,466,297

Commercial Services & Supplies: 1.60%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.00	11-10-2023	1,208,630	1,215,677
Advantage Sales & Marketing LLC (1 Month LIBOR +3.25%) ±	5.15	7-25-2021	224,435	214,510
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.40	7-25-2022	1,250,000	1,151,388
Casella Waste Systems Incorporated (1 Month LIBOR +2.50%) ‡ ±	4.40	10-17-2023	1,950,312	1,963,731
GFL Environmental Incorporated (3 Month LIBOR +2.75%) ±	5.05	9-29-2023	172,375	172,375
Sedgwick Claims Management Services Incorporated (1 Month LIBOR +2.75%) ±	4.65	3-1-2021	518,829	518,938
WASH Multifamily Laundry Systems LLC 1st Lien Term (1 Month LIBOR +3.25%) ‡ ±	5.15	5-14-2022	169,641	169,641
WASH Multifamily Laundry Systems LLC 2015 Term B (1 Month LIBOR +3.25%) ‡±	5.15	5-14-2022	968,662	968,662
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ‡ ±	8.90	5-12-2023	17,885	17,706
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ‡ ±	8.90	5-14-2023	102,115	101,094
Wrangler Buyer Corporation (1 Month LIBOR +3.00%) ±	4.90	9-27-2024	822,938	826,279

				7,320,001

Communications Equipment: 0.24%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.91	4-30-2025	1,097,250	1,101,562

Electrical Equipment: 0.10%
Generac Power Systems Incorporated (3 Month LIBOR +2.00%) ±	4.31	5-31-2023	450,000	451,688

Machinery: 0.64%
Columbus Mckinnon Corp Term Loan B (3 Month LIBOR +2.50%) ‡ ±	4.80	1-31-2024	999,664	1,007,161
Gates Global LLC (3 Month LIBOR +2.75%) ±	5.05	4-1-2024	606,193	609,400
Onex Wizard Acquisition Company (1 Month LIBOR +2.75%) ±	4.65	3-13-2022	574,457	577,008
RBS Global Incorporated (1 Month LIBOR +2.25%) ±	4.15	8-21-2024	750,000	755,063

				2,948,632

Information Technology: 2.29%

Electronic Equipment, Instruments & Components: 0.50%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.91	9-7-2023	2,260,849	2,267,202

Internet Software & Services: 1.60%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.15	10-19-2023	5,922,242	5,955,584
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	5.55	9-19-2024	323,375	326,104
Infor US Incorporated (1 Month LIBOR +2.75%) ±	4.65	2-1-2022	785,109	788,218
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	5.55	9-30-2022	144,292	144,942
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.15	1-19-2024	132,244	133,112

				7,347,960

Semiconductors & Semiconductor Equipment: 0.08%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	3.66	4-26-2022	343,875	346,310

Software: 0.11%
SS&C Technologies Incorporated (1 Month LIBOR +2.50%) ±	4.40	4-16-2025	137,325	138,183
SS&C Technologies Incorporated (1 Month LIBOR +2.50%) ±	4.40	4-16-2025	371,158	373,478

				511,661

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.71%

Containers & Packaging: 0.71%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.90%	10-1-2022	$412,327	$414,817
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.65	2-5-2023	2,462,578	2,477,969
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.65	10-31-2024	349,125	349,781

				3,242,567

Real Estate: 1.24%

Equity REITs: 0.77%
ESH Hospitality Incorporated (1 Month LIBOR +2.25%) ±	4.15	8-30-2023	1,220,747	1,226,009
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.90	4-25-2023	318,374	320,017
The Geo Group Incorporated (3 Month LIBOR + 2.25%) < ±	3.75	3-22-2024	420,151	420,676
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	3.75	3-22-2024	1,541,041	1,542,967

				3,509,669

Real Estate Management & Development: 0.47%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.41	3-24-2024	1,357,088	1,361,756
Capital Automotive LP (1 Month LIBOR +6.00%) ‡ ±	7.91	3-24-2025	808,086	816,167

				2,177,923

Telecommunication Services: 0.74%

Diversified Telecommunication Services: 0.64%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.15	2-22-2024	555,420	557,736
Telesat Canada (3 Month LIBOR +2.50%) ±	4.41	11-17-2023	2,391,502	2,399,729

				2,957,465

Wireless Telecommunication Services: 0.10%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.44	2-2-2024	445,500	446,614

Utilities: 0.34%

Independent Power & Renewable Electricity Producers: 0.34%
TerraForm Power Operating LLC (1 Month LIBOR +2.75%) ±	4.65	11-8-2022	673,313	675,837
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.15	12-14-2023	891,678	897,251

				1,573,088

Total Loans (Cost $86,903,571)				90,321,082

Non-Agency Mortgage-Backed Securities: 4.23%
Argent Securities Incorporated Series 2004-W5 Class AV3B (1 Month LIBOR +0.90%) ±	2.80	4-25-2034	50,420	50,393
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.96	7-10-2044	679,874	404,525
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	142,250	144,079
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	219,686	229,765
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	3.76	4-25-2033	259,673	245,471
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	27,772	28,151
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	111,018	113,552
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A ±	3.16	1-20-2028	485,000	484,031

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A ±±	5.04%	9-10-2045	$1,000,000	$1,019,799
Citigroup Commercial Mortgage Trust Series 2015 Class A (1 Month LIBOR +1.15%) 144A ±	3.05	9-15-2027	595,000	595,180
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A ±	2.75	7-15-2032	750,000	751,155
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A ±	3.00	7-15-2030	1,000,000	997,247
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	2.66	12-25-2033	21,518	21,424
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.99	8-15-2045	1,000,000	1,010,794
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	205,000	204,811
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	507,071
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.78	12-10-2044	500,000	499,095
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	3.68	10-25-2033	66,636	65,911
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.99	9-25-2032	433,303	419,672
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	3.45	6-25-2033	81,705	81,981
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	3.75	3-25-2033	23,370	23,264
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 (1 Month LIBOR +0.66%) ±	2.56	4-25-2036	9,565	9,576
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A ±	3.26	12-31-2027	500,000	500,088
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A ±	2.22	11-25-2032	92,624	87,907
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.51	8-10-2043	5,088,239	122,713
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.41	5-10-2045	3,363,754	185,170
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	999,985
GSAA Home Equity Trust Series 2004-5 Class AF5	4.51	6-25-2034	1,842	1,843
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C (1 Month LIBOR +2.75%) 144A ±	4.65	8-15-2032	1,000,000	1,003,772
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 (1 Month LIBOR +0.65%) ±	2.54	4-25-2035	3,334	3,338
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A ±	2.20	3-25-2035	67,818	67,325
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	5.04	1-15-2047	50,000	52,128
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±±	5.47	6-12-2047	252,490	252,220
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.90	6-12-2047	216,420	212,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	110,450	110,744
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A ±	3.35	8-15-2027	700,000	700,000
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.63	7-25-2034	49,207	49,856
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	3.51	7-25-2034	52,809	52,155
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	3.73	6-25-2035	174,273	177,430
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±±	6.00	2-27-2037	5,430	5,437
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.53	12-25-2033	309,726	310,413
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.69	1-25-2034	8,312	8,148
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.47	11-21-2034	14,615	14,995
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	10,855	11,034
MASTR Specialized Loan Trust Series 2005-3 Class A1 (1 Month LIBOR +0.36%) 144A ±	2.26	11-25-2035	203,163	202,586
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3	5.25	8-25-2036	12,869	12,929
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	190,141	196,755
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	2.33	1-25-2029	73,069	72,993
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.63	8-15-2045	4,161,124	203,226

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.31%	8-15-2046	$569,000	$587,965
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 (1 Month LIBOR +1.05%) ±	2.95	12-27-2033	400,943	402,047
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.60	3-15-2045	900,000	916,562
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.39	9-25-2034	41,409	45,167
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	2.83	11-25-2034	1,165,049	1,173,448
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.79	5-21-2027	700,000	700,010
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	3.64	5-25-2035	19,064	18,675
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A ±	2.75	12-15-2037	305,036	305,036
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±±	4.16	12-26-2035	1,530	1,529
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	70,421	70,485
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	2.58	4-20-2033	12,222	12,006
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	750,000	722,975
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A ±	2.75	8-20-2030	465,000	465,727
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.70	3-25-2034	46,272	45,947
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	3.04	11-25-2033	167,403	165,875
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.71	5-15-2033	3,842,370	118,381
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	113,027	121,594

Total Non-Agency Mortgage-Backed Securities (Cost $19,562,281)				19,398,420

		Expiration date	Shares
Rights: 0.05%

Utilities: 0.05%

Independent Power & Renewable Electricity Producers: 0.05%
Vistra Energy Corporation †		12-31-2046	327,375	212,794

Total Rights (Cost $340,913)				212,794

		Maturity date	Principal
Yankee Corporate Bonds and Notes: 9.35%

Consumer Discretionary: 0.20%

Media: 0.16%
WPP Finance 2010	3.63	9-7-2022	$750,000	741,942

Textiles, Apparel & Luxury Goods: 0.04%
Eagle Intermediate Global Holding BV %%	7.50	5-1-2025	150,000	153,750

Consumer Staples: 0.33%

Beverages: 0.17%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	785,819

Tobacco: 0.16%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	737,434

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy: 2.58%

Energy Equipment & Services: 0.37%
Ensco plc	5.75%	10-1-2044	$2,320,000	$1,612,400
Trinidad Drilling Limited 144A	6.63	2-15-2025	75,000	71,906

				1,684,306

Oil, Gas & Consumable Fuels: 2.21%
Baytex Energy Corporation 144A	5.13	6-1-2021	2,114,000	1,997,730
Baytex Energy Corporation 144A	5.63	6-1-2024	900,000	801,000
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	1,122,015	0
Griffin Coal Mining Company Limited (a)†	9.50	12-1-2016	91,731	0
Nabors Industries Incorproated	0.75	1-15-2024	1,425,000	1,113,281
Teekay Corporation	8.50	1-15-2020	5,625,000	5,807,813
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	422,918

				10,142,742

Financials: 0.94%

Banks: 0.80%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	762,083
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	652,706
Corporación Andina de Fomento	4.38	6-15-2022	958,000	995,113
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	860,781
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	421,225
Preferred Term Securities XII Limited (a)†	0.00	12-24-2033	635,000	0

				3,691,908

Diversified Financial Services: 0.14%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	628,601

Health Care: 1.35%

Pharmaceuticals: 1.35%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	2,200,000	1,989,625
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	375,000	373,125
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	770,000	704,069
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	1,940,000	1,749,822
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	325,000	337,188
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	425,000	427,656
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	575,000	606,451
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	10,000	10,163

				6,198,099

Industrials: 0.99%

Commercial Services & Supplies: 0.44%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,050,000	2,039,750

Machinery: 0.24%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	259,350
Sensata Technologies BV 144A	6.25	2-15-2026	800,000	831,680

				1,091,030

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 0.14%
IHS Markit Limited 144A	4.75%	2-15-2025	$650,000	$653,315

Road & Rail: 0.17%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	775,719

Materials: 1.25%

Containers & Packaging: 0.85%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	372,656
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	1,700,000	1,719,125
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	766,688
OI European Group BV 144A	4.00	3-15-2023	1,100,000	1,045,000

				3,903,469

Metals & Mining: 0.40%
ArcelorMittal SA	6.13	6-1-2025	275,000	297,688
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	756,368
Vale Overseas Limited	4.38	1-11-2022	750,000	759,075

				1,813,131

Telecommunication Services: 1.56%

Diversified Telecommunication Services: 0.37%
Intelsat Luxembourg SA	7.75	6-1-2021	1,970,000	1,334,675
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	367,738

				1,702,413

Wireless Telecommunication Services: 1.19%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	597,981
Intelsat Jackson Holdings SA	5.50	8-1-2023	5,775,000	4,843,781

				5,441,762

Utilities: 0.15%

Electric Utilities: 0.15%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	666,250

Total Yankee Corporate Bonds and Notes (Cost $44,640,583)				42,851,440

	Yield		Shares
Short-Term Investments: 4.30%

Investment Companies: 4.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.59		19,708,914	19,708,914

Total Short-Term Investments (Cost $19,708,914)				19,708,914

Total investments in securities (Cost $648,410,644)	140.02%	641,697,213
Other assets and liabilities, net	(40.02)	(183,397,435)

Total net assets	100.00%	$458,299,778

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

‡	Security is valued using significant unobservable inputs.

<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.

†	Non-income-earning security

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

@	Foreign bond principal is denominated in the local currency of the issuer.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
PEN	Peruvian sol
REIT	Real estate investment trust
ZAR	South African rand

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,651,250	83,119,843	89,062,179	19,708,914	$0	$0	$121,487	$19,708,914	4.30%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund	31

Assets
Investments in unaffiliated securities, at value (cost $628,701,730)	$621,988,299
Investments in affiliated securities, at value (cost $19,708,914)	19,708,914
Cash	159
Foreign currency, at value (cost $1,461,389)	1,426,435
Receivable for investments sold	2,042,661
Principal paydown receivable	9,048
Receivable for interest	9,099,936
Prepaid expenses and other assets	20,193

Total assets	654,295,645

Liabilities
Secured borrowing payable	187,000,000
Dividends payable	3,556,662
Payable for investments purchased	3,176,398
Advisory fee payable	294,031
Payable for Fund shares redeemed	87,050
Administration fee payable	26,730
Trustees’ fees and expenses payable	2,760
Accrued expenses and other liabilities	1,852,236

Total liabilities	195,995,867

Total net assets	$458,299,778

NET ASSETS CONSIST OF
Paid-in capital	$508,393,419
Overdistributed net investment income	(14,894,504)
Accumulated net realized losses on investments	(28,477,351)
Net unrealized losses on investments	(6,721,786)

Total net assets	$458,299,778

NET ASSET VALUE PER SHARE
Based on $458,299,778 divided by 32,826,992 shares issued and outstanding (100,000,000 shares authorized)	$13.96

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Multi-Sector Income Fund	Statement of operations—six months ended April 30, 2018 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $210,506)	$19,117,175
Income from affiliated securities	121,487
Dividends	17

Total investment income	19,238,679

Expenses
Advisory fee	1,825,686
Administration fee	165,971
Custody and accounting fees	131,489
Professional fees	367,741
Shareholder report expenses	92,885
Trustees’ fees and expenses	18,942
Transfer agent fees	22,724
Interest expense	2,135,823
Other fees and expenses	15,409

Total expenses	4,776,670

Net investment income	14,462,009

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(2,484,711)
Foreign currency transactions	(380,237)

Net realized losses on investments	(2,864,948)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,427,186)
Foreign currency transactions	(27,235)

Net change in unrealized gains (losses) on investments	(3,454,421)

Net realized and unrealized gains (losses) on investments	(6,319,369)

Net increase in net assets resulting from operations	$8,142,640

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Multi-Sector Income Fund	33

	Six months ended April 30, 2018 (unaudited)	Year ended October 31, 2017

Operations
Net investment income	$14,462,009	$36,933,415
Net realized losses on investments	(2,864,948)	(21,012,373)
Net change in unrealized gains (losses) on investments	(3,454,421)	27,791,101

Net increase in net assets resulting from operations	8,142,640	43,712,143

Distributions to shareholders from
Net investment income	(21,932,849)	(26,702,083)
Tax basis return of capital	0	(19,927,206)

Total distributions to shareholders	(21,932,849)	(46,629,289)

Capital share transactions
Cost of shares repurchased	(27,734,043)	(88,098,943)

Net decrease in net assets resulting from capital share transactions	(27,734,043)	(88,098,943)

Total decrease in net assets	(41,524,252)	(91,016,089)

Net assets
Beginning of period	499,824,030	590,840,119

End of period	$458,299,778	$499,824,030

Overdistributed net investment income	$(14,894,504)	$(3,872,518)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Multi-Sector Income Fund	Statement of cash flows—six months ended April 30, 2018 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$8,142,640

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of securities	(114,520,823)
Proceeds from the sale of securities	140,661,421
Paydowns	2,853,766
Amortization	(246,312)
Proceeds from sale of short-term securities, net	5,942,336
Increase in receivable for investments sold	(312,981)
Decrease in principal paydown receivable	44,342
Increase in receivable for interest	(572,799)
Increase in prepaid expenses and other assets	(5,471)
Increase in payable for investments purchased	1,237,514
Increase in payable for shares redeemed	87,050
Decrease in advisory fee payable	(28,337)
Decrease in administration fee payable	(2,576)
Increase in trustees’ fees and expenses payable	6
Increase in accrued expenses and other liabilities	1,261,985
Litigation payments received	35,699
Net realized losses on investments	2,520,410
Net change in unrealized gains (losses) on investments	3,454,421

Net cash provided by operating activities	50,552,291

Cash flows from financing activities:
Cost of shares repurchased	(27,734,043)
Cash distributions paid	(22,135,348)

Net cash used in financing activities	(49,869,391)

Net increase in cash	682,900

Cash (including foreign currency):
Beginning of period	$743,694

End of period	$1,426,594

Supplemental cash disclosure
Cash paid for interest	$1,321,554

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Multi-Sector Income Fund	35

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.31	$14.35	$14.06	$16.10	$16.40	$17.01
Net investment income	0.43 [1]	0.97 [1]	1.08	1.10 [1]	1.14 [1]	1.18
Net realized and unrealized gains (losses) on investments	(0.20)	0.18	0.33	(1.98)	(0.24)	(0.59)

Total from investment operations	0.23	1.15	1.41	(0.88)	0.90	0.59
Distributions to shareholders from
Net investment income	(0.65)	(0.70)	(0.97)	(0.87)	(0.91)	(1.20)
Tax basis return of capital	0.00	(0.53)	(0.17)	(0.29)	(0.29)	0.00

Total distributions to shareholders	(0.65)	(1.23)	(1.14)	(1.16)	(1.20)	(1.20)
Anti-dilutive effect of shares repurchased	0.07	0.04	0.02	0.00	0.00	0.00
Net asset value, end of period	$13.96	$14.31	$14.35	$14.06	$16.10	$16.40
Market value, end of period	$12.96	$13.05	$12.66	$12.02	$14.19	$14.47
Total return based on market value[2]	12.96%	13.07%	15.66%	(7.34)%	6.55%	(5.44)%
Ratios to average net assets (annualized)
Expenses[3]	2.00%	1.68%	1.39%	1.24%	1.21%	1.24%
Net investment income	3.00%	6.73%	7.94%	7.33%	6.95%	7.04%
Supplemental data
Portfolio turnover rate	15%	38%	29%	31%	41%	40%
Net assets, end of period (000s omitted)	$458,300	$498,824	$590,840	$591,226	$677,004	$689,573

Borrowings outstanding, end of period (000s omitted)	$187,000	$187,000	$220,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$3,451	$3,673	$3,686	$3,570	$3,944	$3,998

[1]	Calculated based upon average shares outstanding

[2]	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2018 (unaudited)	0.89%
Year ended October 31, 2017	0.61%
Year ended October 31, 2016	0.44%
Year ended October 31, 2015	0.24%
Year ended October 31, 2014	0.07%
Year ended October 31, 2013	0.07%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	37

dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Under a monthly distribution plan, the Fund pays distributions to shareholders at an annual minimum fixed rate of 9% based on the Fund’s average monthly net asset value per share over the prior 12 months. Under the managed distribution plan, monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute paid-in capital and/or capital gains, if any, in order to maintain its managed distribution level.

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

38	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $652,027,501 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,681,437
Gross unrealized losses	(15,011,725)
Net unrealized losses	$(10,330,288)

As of October 31, 2017, the Fund had capital loss carryforwards which consisted of $10,706,157 in short-term capital losses and $13,671,135 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$7,795,284	$0	$7,795,284

Asset-backed securities	0	3,970,735	0	3,970,735

Common stocks
Materials	952	0	0	952

Corporate bonds and notes	0	333,600,811	0	333,600,811

Foreign corporate bonds and notes	0	20,839,022	0	20,839,022

Foreign government bonds	0	102,997,759	0	102,997,759

Loans	0	69,130,680	21,190,402	90,321,082

Non-agency mortgage-backed securities	0	19,398,420	0	19,398,420

Rights
Utilities	0	212,794	0	212,794

Yankee corporate bonds and notes	0	42,851,440	0	42,851,440

Short-term investments
Investment companies	19,708,914	0	0	19,708,914
Total assets	$19,709,866	$600,796,945	$21,190,402	$641,697,213

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	39

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2017	$700,000	$20,926,735	$7,293	$21,634,028
Accrued discounts (premiums)	0	13,769	0	13,769
Realized gains (losses)	0	(20,852)	0	(20,852)
Change in unrealized gains (losses)	10	33,564	602,163	635,737
Purchases	0	2,847,399	0	2,847,399
Sales	0	(5,803,743)	(609,456)	(6,413,199)
Transfers into Level 3	0	3,193,530	0	3,193,530
Transfers out of Level 3	(700,010)	0	0	(700,010)
Balance as of April 30, 2018	$0	$21,190,402	$0	$21,190,402
Change in unrealized gains (losses) relating to securities still held at April 30, 2018	$0	$(160,866)	$0	$(160,866)

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. Wells Fargo Asset Management (International), LLC (formerly, First International Advisors LLC), an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $12,324,759 and $24,228,588 in interfund purchases and sales, respectively, during the six months ended April 30, 2018.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2018 and the year ended October 31, 2017, the Fund did not issue any shares.

On November 10, 2017, the Fund announced the reinstatement of its open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund may repurchase up to 10% of its outstanding shares in open market transactions during the period beginning on January 1, 2018 and ending on December 31, 2018. The Fund’s

40	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

Board of Trustees had delegated to Funds Management discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2018, the Fund purchased 2,112,692 of its shares on the open market at a total cost of $27,734,043 (weighted average price per share of $13.13). The weighted average discount of these repurchased shares was 7.16%.

6. BORROWING

The Fund has borrowed $187,000,000 through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230,000,000 with no specific contract expiration date but the Facility can be terminated upon 180 days’ notice. The Fund is charged interest at London Interbank Offered Rate (LIBOR) plus 0.70% and a commitment fee of 0.30% of the average daily unutilized amount of the commitment which may be waived if the amount drawn on the Facility is over 75% of the committed amount. The financial institution holds a security interest in all the assets of the Fund as collateral for the borrowing.

During the six month ended April 30, 2018, the Fund had average borrowings outstanding of $187,000,000 at an average interest rate of 1.14% (2.30% on an annualized basis) and paid interest in the amount of $2,135,823, which represents 0.89% of its average daily net assets (on an annualized basis).

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $98,396,739 and $108,057,877, respectively.

As of April 30, 2018, the Fund had unfunded term loan commitments of $2,775,754.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force), which is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those financial years, with early adoption permitted.

In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (a Consensus of the Emerging Issues Task Force), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts described as restricted cash and restricted cash equivalents should be included with the cash and cash equivalents in reconciling the beginning and end of period total amounts shown on the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for interim and annual reporting periods beginning after December 15, 2017.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
April 27, 2018	May 15, 2018	May 1, 2018	$0.10781
May 23, 2018	June 13, 2018	July 2, 2018	0.10761

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	41

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 5, 2018, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of trustees:

Net assets voted “For”	William R. Ebsworth	$374,121,882
Net assets voted “Withhold”		$11,736,628
Net assets voted “For”	Jane A. Freeman	$373,781,792
Net assets voted “Withhold”		$12,076,718
Net assets voted “For”	Judith M. Johnson	$374,052,342
Net assets voted “Withhold”		$11,806,168

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Non-Interested Trustees to serve until 2020 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010, Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Class II - Non-Interested Trustees to serve until 2021 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	43

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Class III - Non-Interested Trustees to serve until 2019 Annual Meeting of Shareholders
Timothy J. Penny (Born 1951)	Trustee, since 2010; Chairman, since 2018: Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

44	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Automatic dividend reinvestment plan	Wells Fargo Multi-Sector Income Fund	45

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, Kentucky 40233

1-800-730-6001

Website: wellsfargofunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311865 06-18 SMSI/SAR159 04-18

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for Wells Fargo Multi-Sector Income Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	June 25, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	June 25, 2018